Shareholder Report	6 Months Ended
Jan. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Federated Hermes Money Market Obligations Trust
Entity Central Index Key	0000856517
Entity Investment Company Type	N-1A
Document Period End Date	Jan. 31, 2026
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
C000194027
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Administrative Shares
Trading Symbol	GOEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 189,767,196,708
Holdings Count | Holding	153
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,767,196,708 Number of Investments153
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000190786
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Advisor Shares
Trading Symbol	GOVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 189,767,196,708
Holdings Count | Holding	153
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,767,196,708 Number of Investments153
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000026059
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Capital Shares
Trading Symbol	GOCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 189,767,196,708
Holdings Count | Holding	153
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,767,196,708 Number of Investments153
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000157038
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Cash II Shares
Trading Symbol	GFYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$43	0.84%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.84%
AssetsNet	$ 189,767,196,708
Holdings Count | Holding	153
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,767,196,708 Number of Investments153
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000157039
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Cash Series Shares
Trading Symbol	GFSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$52	1.02%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.02%
AssetsNet	$ 189,767,196,708
Holdings Count | Holding	153
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,767,196,708 Number of Investments153
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000026060
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Institutional Shares
Trading Symbol	GOIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 189,767,196,708
Holdings Count | Holding	153
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,767,196,708 Number of Investments153
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000151096
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Premier Shares
Trading Symbol	GOFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 189,767,196,708
Holdings Count | Holding	153
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,767,196,708 Number of Investments153
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000235065
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	SDG Shares
Trading Symbol	GPHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SDG Shares	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 189,767,196,708
Holdings Count | Holding	153
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,767,196,708 Number of Investments153
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000168188
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Select Shares
Trading Symbol	GRTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 189,767,196,708
Holdings Count | Holding	153
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,767,196,708 Number of Investments153
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000026061
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Service Shares
Trading Symbol	GOSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 189,767,196,708
Holdings Count | Holding	153
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,767,196,708 Number of Investments153
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000026062
Shareholder Report [Line Items]
Fund Name	Federated Hermes Government Obligations Fund
Class Name	Trust Shares
Trading Symbol	GORXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Government Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 189,767,196,708
Holdings Count | Holding	153
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$189,767,196,708 Number of Investments153
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Government Agency Securities	16.1%
U.S. Treasury Securities	23.3%
Repurchase Agreements	58.4%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	5.2%
31-90 Days	8.2%
8-30 Days	1.2%
1-7 Days	73.8%

Material Fund Change [Text Block]
C000026156
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Prime Obligations Fund
Class Name	Institutional Shares
Trading Symbol	POIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 16,584,264,807
Holdings Count | Holding	174
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,584,264,807 Number of Investments174
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Asset-Backed Securities	0.4%
Bank Note	2.5%
Bank Instruments	11.0%
Variable Rate Instruments	13.8%
Commercial Paper	20.9%
Other Repurchase Agreements and Repurchase Agreements	51.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.7%
91-180 Days	9.8%
31-90 Days	9.5%
8-30 Days	3.2%
1-7 Days	68.8%

Material Fund Change [Text Block]
C000026157
Shareholder Report [Line Items]
Fund Name	Federated Hermes Institutional Prime Obligations Fund
Class Name	Service Shares
Trading Symbol	PRSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Institutional Prime Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 16,584,264,807
Holdings Count | Holding	174
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$16,584,264,807 Number of Investments174
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Asset-Backed Securities	0.4%
Bank Note	2.5%
Bank Instruments	11.0%
Variable Rate Instruments	13.8%
Commercial Paper	20.9%
Other Repurchase Agreements and Repurchase Agreements	51.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.7%
91-180 Days	9.8%
31-90 Days	9.5%
8-30 Days	3.2%
1-7 Days	68.8%

Material Fund Change [Text Block]
C000157048
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Automated Shares
Trading Symbol	PTAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 104,029,346,424
Holdings Count | Holding	247
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$104,029,346,424 Number of Investments247
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Material Fund Change [Text Block]
C000190787
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Advisor Shares
Trading Symbol	PCVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 104,029,346,424
Holdings Count | Holding	247
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$104,029,346,424 Number of Investments247
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Material Fund Change [Text Block]
C000026149
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Capital Shares
Trading Symbol	PCCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 104,029,346,424
Holdings Count | Holding	247
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$104,029,346,424 Number of Investments247
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Material Fund Change [Text Block]
C000157049
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Cash II Shares
Trading Symbol	PCDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 104,029,346,424
Holdings Count | Holding	247
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$104,029,346,424 Number of Investments247
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Material Fund Change [Text Block]
C000157045
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Cash Series Shares
Trading Symbol	PTSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$53	1.05%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.05%
AssetsNet	$ 104,029,346,424
Holdings Count | Holding	247
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$104,029,346,424 Number of Investments247
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Material Fund Change [Text Block]
C000157046
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Class R Shares
Trading Symbol	PTRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R Shares	$58	1.15%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	1.15%
AssetsNet	$ 104,029,346,424
Holdings Count | Holding	247
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$104,029,346,424 Number of Investments247
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Material Fund Change [Text Block]
C000026148
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Service Shares
Trading Symbol	PRCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 104,029,346,424
Holdings Count | Holding	247
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$104,029,346,424 Number of Investments247
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Material Fund Change [Text Block]
C000157047
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Trust Shares
Trading Symbol	PTTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$35	0.68%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.68%
AssetsNet	$ 104,029,346,424
Holdings Count | Holding	247
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$104,029,346,424 Number of Investments247
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Material Fund Change [Text Block]
C000026147
Shareholder Report [Line Items]
Fund Name	Federated Hermes Prime Cash Obligations Fund
Class Name	Wealth Shares
Trading Symbol	PCOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Prime Cash Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 104,029,346,424
Holdings Count | Holding	247
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$104,029,346,424 Number of Investments247
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
Bank Note	3.6%
Bank Instruments	12.5%
Variable Rate Instruments	12.8%
Commercial Paper	18.3%
Other Repurchase Agreements and Repurchase Agreements	50.3%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	10.0%
91-180 Days	8.0%
31-90 Days	9.2%
8-30 Days	3.2%
1-7 Days	67.1%

Material Fund Change [Text Block]
C000242771
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Administrative Shares
Trading Symbol	TODXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 57,927,153,087
Holdings Count | Holding	77
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$57,927,153,087 Number of Investments77
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Material Fund Change [Text Block]
C000242768
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Advisor Shares
Trading Symbol	TOVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Shares	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 57,927,153,087
Holdings Count | Holding	77
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$57,927,153,087 Number of Investments77
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Material Fund Change [Text Block]
C000026166
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Capital Shares
Trading Symbol	TOCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 57,927,153,087
Holdings Count | Holding	77
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$57,927,153,087 Number of Investments77
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Material Fund Change [Text Block]
C000242769
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Cash Management Shares
Trading Symbol	TOMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Shares	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
AssetsNet	$ 57,927,153,087
Holdings Count | Holding	77
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$57,927,153,087 Number of Investments77
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Material Fund Change [Text Block]
C000144363
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Automated Shares
Trading Symbol	TOAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Automated Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 57,927,153,087
Holdings Count | Holding	77
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$57,927,153,087 Number of Investments77
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Material Fund Change [Text Block]
C000026167
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Institutional Shares
Trading Symbol	TOIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 57,927,153,087
Holdings Count | Holding	77
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$57,927,153,087 Number of Investments77
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Material Fund Change [Text Block]
C000242770
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Premier Shares
Trading Symbol	TOPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premier Shares	$8	0.15%

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%
AssetsNet	$ 57,927,153,087
Holdings Count | Holding	77
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$57,927,153,087 Number of Investments77
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Material Fund Change [Text Block]
C000242767
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Select Shares
Trading Symbol	TOLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Shares	$9	0.18%

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.18%
AssetsNet	$ 57,927,153,087
Holdings Count | Holding	77
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$57,927,153,087 Number of Investments77
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Material Fund Change [Text Block]
C000026168
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Service Shares
Trading Symbol	TOSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
AssetsNet	$ 57,927,153,087
Holdings Count | Holding	77
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$57,927,153,087 Number of Investments77
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Material Fund Change [Text Block]
C000026169
Shareholder Report [Line Items]
Fund Name	Federated Hermes Treasury Obligations Fund
Class Name	Trust Shares
Trading Symbol	TOTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Treasury Obligations Fund (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Trust Shares	$34	0.66%

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
AssetsNet	$ 57,927,153,087
Holdings Count | Holding	77
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$57,927,153,087 Number of Investments77
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	42.1%
Repurchase Agreements	53.9%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	8.3%
91-180 Days	9.2%
31-90 Days	8.6%
8-30 Days	1.8%
1-7 Days	68.1%

Material Fund Change [Text Block]
C000157051
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Cash II Shares
Trading Symbol	TTIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash II Shares	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 13,441,929,033
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,441,929,033 Number of Investments62
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	38.4%
Repurchase Agreements	59.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	7.1%
31-90 Days	8.1%
8-30 Days	1.7%
1-7 Days	71.9%

Material Fund Change [Text Block]
C000157050
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Cash Series Shares
Trading Symbol	TCSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Series Shares	$53	1.04%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	1.04%
AssetsNet	$ 13,441,929,033
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,441,929,033 Number of Investments62
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	38.4%
Repurchase Agreements	59.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	7.1%
31-90 Days	8.1%
8-30 Days	1.7%
1-7 Days	71.9%

Material Fund Change [Text Block]
C000026170
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Institutional Shares
Trading Symbol	TTOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 13,441,929,033
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,441,929,033 Number of Investments62
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	38.4%
Repurchase Agreements	59.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	7.1%
31-90 Days	8.1%
8-30 Days	1.7%
1-7 Days	71.9%

Material Fund Change [Text Block]
C000243030
Shareholder Report [Line Items]
Fund Name	Federated Hermes Trust for U.S. Treasury Obligations
Class Name	Service Shares
Trading Symbol	TTQXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Federated Hermes Trust for U.S. Treasury Obligations (the "Fund") for the period of August 1, 2025 to January 31, 2026.
Additional Information [Text Block]	You can find additional information at FederatedHermes.com/us/FundInformation. You can also request this information by contacting us at 1-800-341-7400, Option 4, or your financial advisor.
Additional Information Phone Number	1-800-341-7400
Additional Information Website	FederatedHermes.com/us/FundInformation
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 13,441,929,033
Holdings Count | Holding	62
Additional Fund Statistics [Text Block]

Key Fund Statistics

Net Assets$13,441,929,033 Number of Investments62
Holdings [Text Block]

Top Security Types (% of Net Assets)

Table Summary
Value	Value
U.S. Treasury Securities	38.4%
Repurchase Agreements	59.8%

Effective Maturity Schedule (% of Net Assets)

Table Summary
Value	Value
181 Days or More	9.4%
91-180 Days	7.1%
31-90 Days	8.1%
8-30 Days	1.7%
1-7 Days	71.9%

Material Fund Change [Text Block]